Contract Assets (Liabilities) - Schedule of Movement in Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Movement in Contract Liabilities [Abstract]
Balance at beginning of the year/period		$ 18,153
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year		(18,153)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts			18,153
Balance at end of the year/period			$ 18,153